Transition Period Comparative Data	3 Months Ended
Mar. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Transition Period Comparative Data

NOTE 15:-	TRANSITION PERIOD COMPARATIVE DATA

1.	Statements of consolidated comprehensive loss (income)

	For the Three months Ended March 31,
		(Unaudited)
	2018	2017

Operating expenses:
Research and development expenses	$1,637	$1,439
General and administrative expenses	803	2,121
Costs related to aborted IPO	-	-

Operating loss	2,440	3,560

Financial (income) expense, net	(3,488)	2,717

Loss (Income) before taxes on income	(1,048)	6,277

Taxes on income	-	6

Net (income) loss	$(1,048)	$6,283

Net unrealized loss (gain) on available-for-sale investments	5	-

Total comprehensive (income) loss	$(1,043)	$6,283

Net basic earnings (loss) per share of common stock	0.15	(1.12)

Net diluted earnings (loss) per share of common stock	0.14	(1.12)

Weighted average number of shares used in computing net basic earnings (loss) per share of common stock	7,196,048	5,617,762

Weighted average number of shares used in computing net diluted earnings (loss) per share of common stock	7,250,194	5,617,762

2.	Statements of consolidated cash flow

	For the three months ended March 31,
		(Unaudited)
	2018	2017
Cash flows from operating activities
Net income (loss)	$1,048	$(6,283)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15	6
Stock-based compensation related to warrants, RSs and RSUs	147	1,877
Issuance of Common Stock to finder upon the conversion of Convertible Notes	-	18
Amortization of beneficial conversion feature and debt issuance costs related to Convertible Notes	-	1,046
Issuance cost related to warrants liability	-	457
Adjustment of liability warrants	-	2,434
Revaluation of warrants to purchase Common Stock	(3,494)	(1,308)
Imputed interest on Convertible Notes, loans from related parties and others	-	30
Change in:
Other accounts receivables and prepaid expenses	50	(99)
Trade payables	173	20
Other accounts payable	313	410
Net cash used in operating activities	(1,748)	(2,212)

Cash flows from investing activities
Investment in marketable securities	(9,403)	-
Proceeds from redemption of marketable securities	1,700	-
Purchase of property and equipment	(1)	(25)
Purchase price that has been paid upon the reverse merger	-	(295)
Net cash (used in) provided by investing activities	(7,704)	(320)

Cash flows from financing activities
Proceeds from issuance of units consisting of Common Stock and warrants, net of issuance costs	8,984	9,889
Proceeds from loan from related parties and others	-	57
Maturity of loan and interest from related parties and others	-	(241)
Repayment of bank loan	-	(14)
Treasury shares	-	(25)
Net cash provided by financing activities	8,984	9,666

Increase (decrease) in cash, cash equivalents and restricted cash	(468)	7,134
Cash, cash equivalents and restricted cash at beginning of year	1,207	7
Cash, cash equivalents and restricted cash at end of year	$739	$7,141
Supplemental disclosure of non-cash financing activities:
Conversion of Convertible Notes into Common Stock	$-	$3,955
Issuance costs related to warrants	$250	$-